Filed pursuant to Rule 497(e)
Registration Nos. 033-96634; 811-09094
September 6, 2024
LEUTHOLD FUNDS, INC.
Leuthold Grizzly Short Fund
 (Ticker: GRZZX)

Supplement to the
Prospectus dated January 31, 2024, as supplemented to date

The Leuthold Grizzly Short Fund (the “Fund”) is correcting the expense example table in the Prospectus.  Accordingly, effective immediately, the expense example table under the “Example” section of the Prospectus is hereby deleted and replaced with the following:

One Year	Three Years	Five Years	Ten Years
$288	$883	$1,504	$3,176

If you have any questions, please call the Leuthold Funds at 1-800-273-6886 (toll free).
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The date of this Supplement is September 6, 2024.
Please retain this Supplement for future reference.